Structured entities (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Structured entities
Total on-balance sheet exposures	$ 61,068	$ 58,482
Total notional amounts of off-balance sheet exposures	13,193	13,586
Maximum exposure to loss	74,261	72,068
Size of structured entities	253,049	291,417
Receivables due from other financial institutions
Structured entities
Total on-balance sheet exposures		392
Trading securities and financial assets designated at fair value
Structured entities
Total on-balance sheet exposures	2,247	2,414
Available-for-sale securities
Structured entities
Total on-balance sheet exposures	7,352	6,981
Loans
Structured entities
Total on-balance sheet exposures	44,877	42,564
Life insurance assets
Structured entities
Total on-balance sheet exposures	6,545	6,079
Other assets
Structured entities
Total on-balance sheet exposures	47	52
Investment in Third Party Mortgage and Other Asset-Backed Securities
Structured entities
Total on-balance sheet exposures	9,460	8,721
Maximum exposure to loss	9,460	8,721
Size of structured entities	58,976	60,573
Investment in Third Party Mortgage and Other Asset-Backed Securities | Trading securities and financial assets designated at fair value
Structured entities
Total on-balance sheet exposures	2,108	1,740
Investment in Third Party Mortgage and Other Asset-Backed Securities | Available-for-sale securities
Structured entities
Total on-balance sheet exposures	7,352	6,981
Financing to Securitisation Vehicles
Structured entities
Total on-balance sheet exposures	21,977	20,424
Total notional amounts of off-balance sheet exposures	5,145	5,802
Maximum exposure to loss	27,122	26,226
Size of structured entities	27,122	26,226
Financing to Securitisation Vehicles | Receivables due from other financial institutions
Structured entities
Total on-balance sheet exposures		392
Financing to Securitisation Vehicles | Loans
Structured entities
Total on-balance sheet exposures	21,977	20,032
Group Managed Funds
Structured entities
Total on-balance sheet exposures	4,755	4,440
Total notional amounts of off-balance sheet exposures	60	66
Maximum exposure to loss	4,815	4,506
Size of structured entities	66,524	70,070
Group Managed Funds | Loans
Structured entities
Total on-balance sheet exposures	6	44
Group Managed Funds | Life insurance assets
Structured entities
Total on-balance sheet exposures	4,702	4,344
Group Managed Funds | Other assets
Structured entities
Total on-balance sheet exposures	47	52
Interest in Other Structured Entities
Structured entities
Total on-balance sheet exposures	24,876	24,897
Total notional amounts of off-balance sheet exposures	7,988	7,718
Maximum exposure to loss	32,864	32,615
Size of structured entities	100,427	134,548
Interest in Other Structured Entities | Trading securities and financial assets designated at fair value
Structured entities
Total on-balance sheet exposures	139	674
Interest in Other Structured Entities | Loans
Structured entities
Total on-balance sheet exposures	22,894	22,488
Interest in Other Structured Entities | Life insurance assets
Structured entities
Total on-balance sheet exposures	$ 1,843	$ 1,735